CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	38,429,397	37,082,864	26,768,240
Common stock, shares outstanding	38,429,397	36,754,064	26,768,240
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	8,000	8,000	0
Preferred Stock, Shares Outstanding	8,000	8,000	0